Leases (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of right of use assets
(1)	Group as a lessee

1)	Details of the right-of-use assets as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Right-of-use assets:
Land, buildings and structures	₩	1,157,029	1,379,422
Others		215,496	228,797

	₩	1,372,525	1,608,219

Summary of amounts recognized in the condensed consolidated interim statements of income of leases
2)	Details of amounts recognized in the consolidated statements of income for the years ended December 31, 2025, 2024 and 2023 as a lessee are as follows:

(In millions of won)
	2025		2024	2023
Depreciation of right-of-use assets:
Land, buildings and structures	₩	356,889	343,161	346,931
Others(*)		64,161	64,177	63,101

	₩	421,050	407,338	410,032

Interest expense on lease liabilities	₩	47,596	50,631	46,595

(*)	Others include the amount reclassified as research and development expenses related to the lease contract for research and development facilities.

Summary of maturity analysis for finance lease receivables
The following table sets out a maturity analysis for lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2025.

(In millions of won)
	Amount
Less than 1 year	₩	15,345
1 ~ 2 years		4,592
2 ~ 3 years		2,765
3 ~ 4 years		1,632
4 ~ 5 years		591

Undiscounted lease payments	₩	24,925

Unrealized finance income	₩	930
Net investment in the lease		23,995

Summary of maturity analysis for operating lease receivables
The following table sets out a maturity analysis of lease payments, presenting the undiscounted fixed payments to be received subsequent to December 31, 2025.

(In millions of won)
	Amount
Less than 1 year	₩	136,517
1 ~ 2 years		79,931
2 ~ 3 years		39,731
3 ~ 4 years		109
4 ~ 5 years		109
More than 5 years		255

	₩	256,652